Supplier finance programs - Supplier finance programs (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Confirmed obligations outstanding at the beginning of the year	¥ 6,075	¥ 2,302
Invoices confirmed during the year	48,930	33,626
Confirmed invoices paid during the year	(39,644)	(29,853)
Confirmed obligations outstanding at the end of the year	¥ 15,361	¥ 6,075